EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated July 17, 2015, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-15-051714) to the definitive versions of the Registrant’s Prospectuses regarding the Class A, Class Y, Class I and Class E Shares of each series thereunder, except as specified below, dated January 31, 2015, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on January 28, 2015 (SEC Accession No. 0001104659-15-005089).

The definitive version of the Registrant’s Prospectus regarding the Class Y Shares of the Long/Short Alternative Fund dated February 13, 2015 was electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on February 13, 2015 (SEC Accession No. 0001104659-15-010450). The Class Y Shares of the Long/Short Alternative Fund are therefore not included in this filing.